Annual Total Returns - Fidelity Series Small Cap Discovery Fund [BarChart] - 04.30 Fidelity Series Small Cap Discovery Fund Series PRO-10 - Fidelity Series Small Cap Discovery Fund	Jun. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Nov. 07, 2013
Fidelity Series Small Cap Discovery Fund
Bar Chart Table:
Annual Return 2014	5.89%
Annual Return 2015	(4.64%)
Annual Return 2016	18.76%
Annual Return 2017	9.59%
Annual Return 2018	(12.68%)
Annual Return 2019	30.01%
Annual Return 2020	9.64%
Annual Return 2021	36.31%